Taxes on Income - Schedule of Reconciliation of the Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Income Tax Benefit [Abstract]
Loss before income taxes, as reported in the consolidated statements of operations	$ 46,421	$ 49,317	$ 43,500
Statutory tax rate	23.00%	23.00%	23.00%
Income tax benefit at statutory tax rate	$ (10,677)	$ (11,343)	$ (10,005)
Effect of Non-deductible expenses	2,241	3,573	3,063
Change in valuation allowance	9,123	7,770	7,508
Other	(688)		(566)
Reported income taxes benefit